REVISIONS TO PRIOR PERIOD COMPARATIVES	12 Months Ended
Dec. 31, 2019
REVISIONS TO PRIOR PERIOD COMPARATIVES
REVISIONS TO PRIOR PERIOD COMPARATIVES

4. REVISIONS TO PRIOR PERIOD COMPARATIVES

In the first quarter of 2019 the Company identified an immaterial error relating to its deferred tax liabilities. The result of this error is an increase to income tax expense and deferred tax liabilities of $14.8 million for the year ended December 31, 2018. The resulting understatement of the deferred tax liabilities, the income tax expense and the deficit balance of $14.8 million for the year ended December 31, 2018 have been revised in the comparative consolidated statement of financial position, consolidated income statements and the consolidated statement of cash flow.